SUPPLEMENT DATED OCTOBER 15, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

All references to the Guarantee Account throughout the prospectus are amended to include the following:

The Guarantee Account is not available for contracts issued on or after October 15, 2003 in the States of Massachusetts, Pennsylvania and New Jersey. The Guarantee Account is not available for contracts issued in the State of Washington on or after the later of October 15, 2003 or the date on which the State of Washington insurance authorities approve applicable contract modifications.

SECOND NOTICE

On May 16, 2003 the Board of Trustees for the Federated Insurance Series — Federated International Small Company Fund II voted to liquidate the Federated Insurance Series — Federated International Small Company Fund II. The Board made this decision based upon the Portfolio’s small size, its lack of asset growth and the affect of market timing on the management of the Portfolio. The Portfolio’s operating expenses, before taking into account voluntary waivers, are very high and may increase if the investment adviser does not continue to waive expenses to the extent it has in the past.

In accordance with the Boards of Trustees decision to liquidate, the Federated Insurance Series — Federated International Small Company Fund II (collectively, the “Portfolios”) will be not be available for new premium payments or new transfers on or after October 30, 2003. All assets held by the Separate Account invested in the Federated Insurance Series — Federated International Small Company Fund II will be transferred at the close of trading on the New York Stock Exchange on November 14, 2003 to the GE Investments Funds, Inc. — Money Market Fund.

You may make transfers from the Federated Insurance Series — Federated International Small Company Fund II to the one or more of the Subaccounts investing in the Portfolios listed below. (You may only invest in up to 10 Subaccounts and the Guarantee Account, if available, at any one time.)

Transfers made from the Federated Insurance Series — Federated International Small Company Fund II during the period of September 15, 2003 to November 14, 2003 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Basic Value Fund — Series II Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund — Series I Shares	Seeks to achieve long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio — Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Technology Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks high current income.	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth.	OrbiMed Advisors Inc.

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Shares	Seeks high current income.	Federated Investment Management Company

	Federated Kaufmann Fund II — Service Shares	Seeks capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio — Service Class 2	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Growth & Income Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

GE INVESTMENTS FUNDS, INC.	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Real Estate Securities Fund	Seeks maximum total return through current income and capital appreciation.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	S&P 500® Index Fund[1]	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	Total Return Fund	Seeks the highest total return, composed of current income and capital appreciation.	GE Asset Management Incorporated

	U.S. Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

GREENWICH STREET SERIES FUND	Salomon Brothers Variable Emerging Growth Fund — Class II	Seeks capital appreciation.	Salomon Brothers Asset Management Inc

JANUS ASPEN SERIES	Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares	Seeks long-term growth of capital and future income rather than current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Investors Trust Series — Service Class Shares	Seeks long-term growth of capital and secondarily reasonable current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series — Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Utilities Series — Service Class Shares	Seeks capital growth and current income.	Massachusetts Financial Services Company (“MFS®”)

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

NATIONS SEPARATE ACCOUNT TRUST	Nations Marsico Growth Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

	Nations Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Global Securities Fund/VA — Service Shares	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	Seeks high total return.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST	High Yield Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.	Jennison Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

	Jennison 20/20 Focus Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

RYDEX VARIABLE TRUST	OTC Fund[1]	A non-diversified[2] portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.	Rydex Global Advisors

SALOMON BROTHERS VARIABLE SERIES FUND INC	Salomon Brothers Variable All Cap Fund — Class II	Seeks long-term growth of capital.	Salomon Brothers Asset Management Inc

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares	Seeks capital growth and income.	Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation.	Van Kampen Asset Management Inc.

[1]	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may obtained free of charge from our Home Office by calling:

1-800-352-9910

or by writing:

GE Life and Annuity Assurance Company

6610 West Broad Street

Richmond, Virginia 23230

Please be sure to include your name, the Annuitant’s name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.

SUPPLEMENT DATED SEPTEMBER 2, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.	The third paragraph of the “Guarantee Account” section of your prospectus is amended as follows:

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the “Charges and Other Deductions” provision in this prospectus.

2.	The first paragraph of the “Allocation of Premium Payments” provision located in “The Contract” section is amended as follows:

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate premium payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

3.	The “Transfers from the Subaccounts to the Guarantee Account” provision located in the “Transfers” section is amended as follows:

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Participants in a Dollar Cost Averaging Program may allocate assets to the Guarantee Account under the terms of that program (see the “Dollar Cost Averaging” provision in this prospectus).

4.	The sixth paragraph of the “Dollar Cost Averaging” provision in the “Transfers” section is amended as follows:

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

5.	The first paragraph of the “Guarantee Account Interest Sweep Program” provision in the “Transfers” section is amended as follows:

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

6.	The “Surrenders and Partial Surrenders” provision is amended by adding the following:

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the “Guarantee Account” provision in this prospectus).

7.	The “Systematic Withdrawals” section of the “Surrenders and Partial Surrenders” provision is amended by adding the following:

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the “Guarantee Account” provision in this prospectus).

8.	The “Principal Underwriter” provision located in the “Distribution of the Contracts” section is amended as follows:

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the NASD.

Filed Pursuant to Rule 497(c)

File No. 333-62695

GE Life & Annuity Separate Account 4

Prospectus For

Flexible Premium Variable Deferred Annuity Contracts

Form P1152 1/99

Issued by:

GE Life and Annuity Assurance Company

Home Office:

6610 West Broad Street

Richmond, Virginia 23230

Telephone: (800) 352-9910

This prospectus describes flexible premium variable deferred annuity contracts (the “contracts”) issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications for individuals and qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the “Company,” “we,” “us,” or “our”) issues the contract.

This prospectus describes individual flexible premium variable deferred annuity contracts (the “contracts”) for individuals and qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the “Company,” “we,” “us,” or “our”) issues the contract.

This prospectus gives details about the contract, GE Life & Annuity Separate Account 4 (the “Separate Account”) and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:

AIM V.I. Basic Value Fund — Series II Shares

AIM V.I. Capital Appreciation Fund — Series I Shares

AIM V.I. Premier Equity Fund — Series I Shares

AllianceBernstein Variable Products Series Fund, Inc.:

Growth and Income Portfolio — Class B

Premier Growth Portfolio — Class B

Technology Portfolio — Class B

Eaton Vance Variable Trust:

VT Floating-Rate Income Fund

VT Worldwide Health Sciences Fund

Federated Insurance Series:

Federated High Income Bond Fund II* — Service Shares

Federated International Small Company Fund II

Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund (“VIP”):

VIP Equity-Income Portfolio — Service Class 2

VIP Growth Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund II (“VIP II”):

VIP II Contrafund® Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund III  (“VIP III”):

VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

VIP III Growth & Income Portfolio — Service Class 2

VIP III Mid Cap Portfolio — Service Class 2

GE Investments Funds, Inc.:

Income Fund

Mid-Cap Value Equity Fund

Money Market Fund

Premier Growth Equity Fund

Real Estate Securities Fund

S&P 500® Index Fund

Small-Cap Value Equity Fund

Total Return Fund

U.S. Equity Fund

Value Equity Fund

Greenwich Street Series Fund:

Salomon Brothers Variable Emerging Growth Fund — Class II

Janus Aspen Series

Balanced Portfolio — Service Shares

Capital Appreciation Portfolio — Service Shares

International Growth Portfolio — Service Shares

MFS® Variable Insurance Trust:

MFS® Investors Growth Stock Series — Service Class Shares

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

Nations Separate Account Trust:

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:

Oppenheimer Aggressive Growth Fund — Service Shares

Oppenheimer Capital Appreciation Fund/VA — Service Shares

Oppenheimer Global Securities Fund/VA — Service Shares

Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)

Oppenheimer Main Street Small Cap Fund/VA — Service Shares

PIMCO Variable Insurance Trust:

High Yield Portfolio* — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

The Prudential Series Fund, Inc.:

Jennison Portfolio — Class II

Jennison 20/20 Focus Portfolio — Class II

Rydex Variable Trust:

OTC Fund

Salomon Brothers Variable Series Fund Inc:

Salomon Brothers Variable All Cap Fund — Class II

Van Kampen Life Investment Trust:

Comstock Portfolio — Class II Shares

Emerging Growth Portfolio — Class II Shares

* These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

•	Is NOT a bank deposit

•	Is NOT FDIC insured

•	Is NOT insured or endorsed by a bank or any federal government agency

•	Is NOT available in every state

•	MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2003, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

1-800-352-9910;

or write us at:

6610 West Broad Street

Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC’s website at:

www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2003.

Definitions

The following terms are used throughout the prospectus:

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Annuitant — The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

Annuity Unit — An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Bonus Credit — The “enhanced premium amount” described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a “premium payment” under the contract.

Code — The Internal Revenue Code of 1986, as amended.

Contract Date — The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account — Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office — Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Maturity Date — The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all states or markets.

Separate Account — GE Life & Annuity Separate Account 4, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

Surrender Value — The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract maintenance charge.

Valuation Day — Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount’s corresponding Portfolio does not value its shares.

Valuation Period — The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options.

Contract Owner Transaction Expenses

Surrender Charge (as a percentage of premium payments surrendered)[1]	Number of Full and Partially Completed Years Since We Received the Premium Payment	Surrender Charge as a Percentage of the Premium Payment Surrendered

	1	8%
	2	8%
	3	7%
	4	6%
	5	5%
	6	4%
	7	3%
	8	2%
	9 or more	0%

Transfer Charge	$10.00[2]

[1]	A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.
[2]	We reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses

Annual Contract Maintenance Charge	$25.00[1]

Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)

Mortality and Expense Risk Charge	1.30%

Administrative Expense Charge	0.25%

Optional Benefits (as a percentage of Contract Value at the time the charge is taken)[2]

Annual Step-Up Death Benefit Rider Option	0.20%

5% Rollup Death Benefit Rider Option	0.30%

Earnings Protector Death Benefit Rider Option	0.30%

Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option	0.70%

Maximum Total Separate Account Annual Expenses	2.25%[3]

[1]	This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.
[2]	All charges for the optional death benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.
[3]	The Maximum Total Separate Account Annual Expenses assume that the owner elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option. If another optional death benefit was elected, or if no optional death benefit was elected, the total Separate Account annual expenses would be lower.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses[1]	Minimum	Maximum

Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)	0.39%	11.52%

[1]	Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2002. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.39% and 2.50%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

OTHER CONTRACTS

We offer other variable annuity contracts in the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call 1-800-352-9910.

EXAMPLE

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

•	invested $10,000 in the contract for the time periods indicated;

•	earned a 5% annual return on your investment;

•	elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

•	surrendered your contract at the end of the stated period.

The examples do not reflect any Bonus Credits. If they did, the expenses shown would be higher.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$2,016.88	$4,268.40	$6,049.47	$9,220.39

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$1,296.88	$821.17	$5,599.77	$9,220.39

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

•	total Separate Account charges of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

•	an annual contract maintenance charge of $25 (assumed to be equivalent to 0.1% of the Contract Value); and

•	a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (an annual rate as a percentage of Contract Value).

Synopsis

What type of contract am I buying?    The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified (“Qualified Contract”) under the Code, or as a contract that is not qualified under the Code (“Non-Qualified Contract”). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See the provision entitled “The Contract” in this prospectus.

How does the contract work?    Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See “The Contract” provision in this prospectus.

What is a Bonus Credit?    The Bonus Credit is an amount we add to each premium payment we receive. If the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered “premium payments” for purposes of the contract. See the “Bonus Credits” provision in this prospectus.

What is the Separate Account?    The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See “The Separate Account” provision in this prospectus.

What are my variable investment choices?    Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See “The Separate Account” provision in this prospectus.

What is the Guarantee Account?    We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See “The Guarantee Account” and “Transfers Before the Maturity Date” provisions in this prospectus.

What charges are associated with this contract?    Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge upon any amounts surrendered that represent gain. You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the “Surrender Charge” provision in this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract maintenance charge which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. There is also a charge for the optional riders. For a complete discussion of the charges associated with the contract, see the “Charges and Other Deductions” provision in this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the “Charges and Other Deductions” and the “Deductions for Premium Tax” provisions in this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees or service share fees, if applicable. See the “Fee Tables” in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the “Distribution of the Contracts” provision in this prospectus.

How much must I pay, and how often?    Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See “The Contract — Premium Payments” provision in this prospectus.

How will my income payments be calculated?    We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on Contract Value and other factors. See the “Income Payments” provision in this prospectus.

What happens if I die before the Maturity Date?    Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the “Death of the Owner and/or Annuitant” provision in this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account?  Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers from the Guarantee Account to the Subaccounts or to the Guarantee Account from the Subaccounts may be subject to certain restrictions. See the “Transfers Before the Maturity Date,” “Income Payments — Transfers After the Maturity Date” and “The Guarantee Account” provisions in this prospectus.

May I surrender the contract or take a partial surrender?    Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax, and if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the “Federal Tax Matters” provision. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See “Death of Owner and/or Annuitant” provision for more information.

Do I get a free look at this contract?    Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund computed as of that date. Your refund will be computed as follows:

(1)	if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

(2)	if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

(3)	if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the “Return Privilege” provision in this prospectus for more information.

When are my allocations effective when purchasing this contract?    Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the “Allocation of Premium Payments” provision in this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix C for this information.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, assuming annual contract charges and surrender charges.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios’ charges and expenses (including any 12b-1 and/or service share fees), and charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract maintenance charge, and the maximum charge for the available death benefit rider options. Premium taxes are not reflected in any of the calculations, but may apply. See “Appendix B” and the Statement of Additional Information for more information.

Financial Statements

The consolidated financial statements of the Company and our subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association (IMSA). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA’s Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

SUBACCOUNTS	You may allocate premium payments in up to 10 Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Basic Value Fund — Series II Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund — Series I Shares	Seeks long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio — Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Technology Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks high current income.	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth.	Eaton Vance Management

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Shares	Seeks high current income by investing in lower-rated corporate debt obligations commonly referred to as “junk bonds.”	Federated Investment Management Company

	Federated International Small Company Fund II	Seeks long-term growth of capital.	Federated Global Investment Management Corp.

	Federated Kaufmann Fund II — Service Shares	Seeks capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio — Service Class 2	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (“FMRC”))

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (“FMRC”))

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”), Fidelity Management & Research (Far East) Inc. (“FMR Far East”), and Fidelity Investments Japan Limited (“FIJ”); FMR Co., Inc. (“FMRC”))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research U.K. Inc. (“FMR U.K.”); Fidelity Management & Research Far East Inc. (“FMR Far East”); Fidelity Investments Japan Limited (“FIJ”); FMR Co. Inc. (“FMRC”))

	VIP III Growth & Income Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”), Fidelity Management & Research (Far East) Inc. (“FMR Far East”) and Fidelity Investments Japan Limited (“FIJ”); FMR Co., Inc. (“FMRC”))

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”) and Fidelity Management & Research Far East Inc. (“FMR Far East”))

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

GE INVESTMENTS FUNDS, INC.	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Real Estate Securities Fund	Seeks maximum total return.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	S&P 500® Index Fund1	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (Subadvised by Palisade Capital Management LLC)

	Total Return Fund	Seeks the highest total return.	GE Asset Management Incorporated

	U.S. Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

	Value Equity Fund	Seeks long-term growth capital and future income.	GE Asset Management Incorporated

GREENWICH STREET SERIES FUND	Salomon Brothers Variable Emerging Growth Fund — Class II	Seeks capital appreciation.	Salomon Brothers Asset Management Inc

JANUS ASPEN SERIES	Balanced Portfolio — Service Shares	Seeks long-term capital growth.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares	Seeks long-term growth of capital and future income rather than current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Investors Trust Series — Service Class Shares	Seeks long-term growth of capital and secondarily to provide reasonable current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series — Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Utilities Series — Service Class Shares	Seeks capital growth and current income.	Massachusetts Financial Services Company (“MFS®”)

NATIONS SEPARATE ACCOUNT TRUST	Nations Marsico Growth Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

	Nations Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Global Securities Fund/VA —Service Shares	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	Seeks total return.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST	High Yield Portfolio —Administrative Class Shares	Seeks to maximize total return by primarily investing in “junk bonds.”	Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio —Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

THE PRUDENTIAL SERIES FUND, INC.	Jennison Portfolio —Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

	Jennison 20/20 Focus Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

RYDEX VARIABLE TRUST	OTC Fund[2]	A non-diversified1 portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.	Rydex Global Advisors

SALOMON BROTHERS VARIABLE SERIES FUND INC	Salomon Brothers Variable All Cap Fund — Class II	Seeks long-term growth of capital.	Salomon Brothers Asset Management Inc

VAN KAMPEN LIFE Investment Trust	Comstock Portfolio — Class II Shares	Seeks long-term growth and income.	Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation.	Van Kampen Asset Management Inc.

1	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.
[2]	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, and surrender or partial surrender proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We may also receive service share fees from certain of the Portfolios. These fees are deducted from Portfolio assets attributable to the contracts, and are for the administrative services we provide to those Portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, may receive 12b-1 fees deducted from certain Portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the Portfolios. Because service share fees and 12b-1 fees are paid out of Portfolio assets on an ongoing basis, over time they will increase the cost of an investment in Portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the “1933 Act”), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the “Charges and Other Deductions” provision in this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods.

However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period (“30 day window”) of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. (See the “Transfers Before the Maturity Date” provision in this prospectus.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period’s interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. (See the “Dollar Cost Averaging” provision.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. See the “Distribution of the Contracts” provision in this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

•	processing applications for and issuing the contracts;

•	maintaining records;

•	administering annuity payments;

•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

•	reconciling and depositing cash receipts;

•	providing contract confirmations and periodic statements;

•	providing toll-free inquiry services; and

•	furnishing telephone and internet transaction services.

The risks we assume include:

•	the risk that the death benefit will be greater than the Surrender Value;

•	the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

•	the risk that more owners than expected will qualify for waivers of the surrender charges; and

•	the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first nine years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time. The surrender charge is as follows:

Number of Full and Partially Completed Years Since We Received the Premium Payment	Surrender Charge as a Percentage of the Premium Payment Surrendered

1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9 or more	0%

We do not assess the surrender charge on total or partial surrenders:

•	of amounts representing gain (as defined below);

•	of free withdrawal amounts (as defined below);

•	taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

•	if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)	is the Contract Value on the Valuation Day we receive your partial or total surrender request;

(b)	is the total of any partial surrenders previously taken, including surrender charges;

(c)	is the total of premium payments made; and

(d)	is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the “free withdrawal amount”). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the “Optional Payment Plans” provision in this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

CONTRACT MAINTENANCE CHARGE

We will deduct an annual charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

CHARGE FOR THE ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

CHARGE FOR THE 5% ROLLUP DEATH BENEFIT RIDER OPTION

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is an annual rate of 0.30% of your Contract Value at the time of the deduction.

CHARGE FOR THE EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in your Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the

Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

CHARGE FOR EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER OPTION

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction.

DEDUCTION FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS	Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio’s prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at our cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

(1)	the use of mass enrollment procedures;

(2)	the performance of administrative or sales functions by the employer;

(3)	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

(4)	any other circumstances which reduce distribution or administrative expenses.

We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the “Distribution of the Contracts” provision in this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free “Section 1035” exchange.    Section 1035 of the Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

During the Annuitant’s life, you can change any non-natural owner to another non-natural owner.

Before the Maturity Date, you may change:

•	your Maturity Date to any date at least ten years after your last premium payment;

•	your optional payment plan;

•	the allocation of your investments among the Subaccounts and/or the Guarantee Account; and

•	the owner, joint owner, primary beneficiary, contingent beneficiary, and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM PAYMENTS

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate premium payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio’s investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any new premium payments made after we receive notice of the change.

BONUS CREDITS

If the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age.) We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as “premium payments” for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. (The Bonus Credit is referred to as an “enhanced premium amount” in your contract.)

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any “ex-dividend” date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

You may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Maturity Date, subject to certain conditions. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the “Requesting Payments” provision in this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the “Dollar Cost Averaging” provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, internet, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent to you notifying you that you may submit additional transfers in writing by U.S. Mail. Transfer requests sent by same day mail, courier service, internet, telephone or facsimile will not be accepted. If you wish to cancel a written Subaccount transfer, you must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation Day the cancellation request is received at our Home Office. The restrictions listed above do not apply to any transfers made among the Subaccount pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30-day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties (see the “Transfer by Third Parties” provision).

If your transfer request is not processed, you will be sent a letter notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectation may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/ INTERNET TRANSACTIONS

You may make your first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account in the calendar year by calling or electronically contacting us provided we receive written authorization from you at the Home Office to execute such transactions prior to your request. Transactions that can be conducted over the telephone and internet include, but are not necessarily limited to:

(1)	the first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

(2)	Dollar Cost Averaging; and

(3)	Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

(1)	requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or internet instructions;

(2)	confirming the telephone/internet transaction in writing to you or a third party you authorized; and/or

(3)	tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and internet transactions.

We may delay making a payment or processing a transfer request if:

(1)	the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed;

(2)	on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

(3)	an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

(4)	the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted. These procedures will not, however, prevent owners from making their own transfer requests.

DOLLAR COST AVERAGING

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

(1)	electing it on your application; or

(2)	contacting an authorized sales representative; or

(3)	contacting us at 1-800-352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

•	on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

•	when the assets of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Owners considering participating in a Dollar Cost Averaging program should call 1-800-352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual, or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from the Portfolio Rebalancing program. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the “Transfers Before the Maturity Date” provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Surrenders

SURRENDERS AND PARTIAL SURRENDERS

We will allow the total surrender of your contract or a surrender of a portion of the Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

(1)	the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract maintenance charge, if applicable) on the Valuation Day we receive a request for surrender; less

(2)	any applicable surrender charge; less

(3)	any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We may delay making a payment if:

(1)	the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed;

(2)	on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

(3)	an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

(4)	the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the “Death of Owner and/or Annuitant” provision in this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the “Federal Tax Matters” provision in this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

(1)	termination of employment in the Texas public institutions of higher education;

(2)	retirement;

(3)	death; or

(4)	the participant’s attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a Contract Year may not exceed the amount which is not subject to a surrender charge. (See the “Surrender Charge” provision.) We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

•	you may request only one such change in a calendar quarter; and

•	if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then  we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the “Requesting Payments” provision in this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. (See the

“Surrender Charge” provision in this prospectus.) Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Death of Owner and/or Annuitant

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the “Distribution Rules” provision, a distribution is required at the first death of:

(1)	an owner or joint owner; or

(2)	the Annuitant or Contingent Annuitant if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Contingent Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described below.

If any owner or joint owner dies prior to the Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt of due proof of the Annuitant’s death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

(1)	the Basic Death Benefit;

(2)	the Annual Step-Up Death Benefit Rider Option;

(3)	the 5% Rollup Death Benefit Rider Option;

(4)	the Earnings Protector Death Benefit Rider Option; and

(5)	the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and the death benefit options must be elected at the time of application.

The death benefit varies based on:

(1)	the Annuitant’s age on the date the contract was issued;

(2)	the Annuitant’s age on the date of his or her death;

(3)	the number of contract years that elapse from the date the contract is issued until the date of the Annuitant’s death; and

(4)	whether any premium taxes are due at the time the death benefit is paid.

The Basic Death Benefit available for all contracts issued is equal to the greater of:

(a)	premium payments adjusted for any partial surrenders and any applicable premium taxes; and

(b)	the Contract Value on the Valuation Day upon receipt of due proof of death and all required forms at our Home Office.

Partial surrenders will reduce the death benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A for an example of the calculation of the Basic Death Benefit.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

•	the Basic Death Benefit; and

•	the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if the Annuitant is age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the Annuitant and on the Valuation Day which we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

(a)	is the Contract Value; and

(b)	is the Annual Step-Up Death Benefit on the last reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if the Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the Annuitant and on the Valuation Day which we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

(a)	is the Contract Value; and

(b)	is the Annual Step-Up Death Benefit on the last reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes paid) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the “Fee Tables” provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

•	the Basic Death Benefit; and

•	the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial premium payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

(a)	is 200% of premium payments; and

(b)	is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus premium payments made during the current Valuation Period and adjusted for any partial surrenders and premium taxes paid during the current Valuation Period.

Partial surrenders taken each contract year, up to 5% of premium payments, calculated at the time of the partial surrender, reduce the 5% Rollup Death Benefit by the same amount that the partial surrender, including any surrender charges any premium taxes paid, reduces the Contract Value. If partial surrenders greater than 5% of premium payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any surrender charges and any premium taxes paid, reduces the Contract Value.

Timing of partial surrenders may have unintended consequences to your 5% Rollup Death Benefit. This benefit increments daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the “Fee Tables” provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION	The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if the Annuitant is age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

(a)	is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

(b)	is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant’s death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if the Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

(a)	is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

(b)	is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant’s death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial surrenders are taken first from gain and then from premium payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

(a)	is the Contract Value on the Valuation Day we receive your partial surrender or total surrender request;

(b)	is the total of any partial surrenders;

(c)	is the total of premium payments paid; and

(d)	is the total of any gain previously surrendered.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until annuity payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the “Fee Tables” provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

•	The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

•	Once you purchase the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

•	Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

THE EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER OPTION

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greatest of:

•	the Basic Death Benefit;

•	the Annual Step-Up Death Benefit Rider Option described above; and

•	the 5% Rollup Death Benefit Rider Option described above; plus

•	the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the “Fee Tables” provision of this prospectus for additional information.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT ASSIGNED OR SOLD	Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS	At the death of:
(1) an owner or joint owner (or the Annuitant if any owner or joint owner is a non-natural entity); or
(2) the Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

(1)	owner or joint owner;

(2)	primary beneficiary;

(3)	contingent beneficiary;

(4)	owner or joint owner’s estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract and may choose one of the Optional Payment Plans. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone or in writing upon the death of an owner, joint owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. — Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. After the allocation, each designated beneficiary may elect to:

(1)	receive the proceeds in one lump sum; or

(2)	receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in one lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named); or

(3)	elect Optional Payment Plan (1) or (2) as described in the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death and the Income Payment period selected must be during the lifetime of the designated beneficiary or for a period not exceeding the life expectancy of the designated beneficiary; or

(4)	if the designated beneficiary is the spouse of the deceased owner, he or she may continue the contract as stated in the “Distribution Rules” provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice (2) above.

DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME PAYMENTS BEGIN

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death unless an Optional Payment Plan is elected with payments beginning within one year of the date of the deceased owner’s death and extending over the beneficiary’s life or a period not longer than the beneficiary’s life expectancy.

DISTRIBUTION RULES WHEN DEATH OCCURS AFTER INCOME PAYMENTS BEGIN	After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

Income Payments

The Maturity Date is the date income payments begin, provided the Annuitant is still living on that date. The Maturity Date may be changed in one year increments up until the time payments begin. You may change the Maturity Date to any date at least ten years after the date of the last premium payment and within one year of the last scheduled Maturity Date. To change the Maturity Date, send a written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum Maturity Date. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant’s age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum. (See the “Requesting Payments” provision in this prospectus.)

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant’s settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the contract’s assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. (See the “Requesting Payments” provision in this prospectus.) Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

•	the amount of your Contract Value on the Maturity Date;

•	the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

•	the specific payment plan you choose; and

•	if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLAN	The following Optional Payment Plans are available under the contract:

Plan 1 — Life Income with Period Certain.    This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee’s estate, unless otherwise provided.

Plan 2 — Income for a Fixed Period.    This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee’s death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee’s estate, unless otherwise provided.

Plan 3 — Income of a Definite Amount.    This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee’s estate, unless otherwise provided.

Plan 4 — Interest Income.    This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee’s estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

Plan 5 — Joint Life and Survivor Income.    This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor’s estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant’s death, or on the contract’s Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the “Surrenders and Partial Surrenders” provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

(a)	is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

(b)	is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. We reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit Value. If the number of Annuity Units remaining in an Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax deferral on earnings.    The Federal income tax law generally does not tax any increase in an owner’s Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

•	an individual must own the contract (or the tax law must treat the contract as owned by an individual);

•	the investments of the Separate Account must be “adequately diversified” in accordance with Internal Revenue Service (“IRS”) regulations;

•	the owner’s right to choose particular investments for a contract must be limited; and

•	the contract’s Maturity Date must not occur near the end of the Annuitant’s life expectancy.

Contracts not owned by an individual — no tax deferral and loss of interest deduction.    As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract’s earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else’s ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.    For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered “adequately diversified.”

Restrictions on the extent to which an owner can direct the investment of assets.    Federal income tax law limits the owner’s right to choose particular investments for the contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an owner’s right to allocate assets among the Portfolios may exceed those limits. If so, the owner would be treated as the owner of the assets of the Separate Account and thus be subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the owner’s consent to attempt to prevent the tax law from considering an owner as the owner of the assets of the Separate Account.

Age at which annuity payments must begin.    Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However,

those rules do require that an annuity contract provide for amortization, through annuity payments of the contract’s premiums paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.    We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and total surrenders.    A partial surrender occurs when you receive less than the total amount of the contract’s Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your “investment in the contract.” (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract’s Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your “investment in the contract.”

Your “investment in the contract” generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and pledges.    The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract.    If you transfer ownership of your contract — without receiving full and adequate consideration — to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your “investment in the contract.” In such a case, the new owner’s

“investment in the contract” will be increased to reflect the amount included in your income.

Taxation of annuity payments.    The Code imposes tax on a portion of each annuity payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your “investment in the contract.” We will notify you annually of the taxable amount of your annuity payment.

Pursuant to the Code, you will pay tax on the full amount of your annuity payments once you have recovered the total amount of the “investment in the contract.” If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the “investment in the contract” has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age.

Taxation of the death benefit.    We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the contract’s Maturity Date.

Taxation of Death Benefit if Paid Before the Contract’s Maturity Date:

•	the death benefit is taxed in the same manner as annuity payments if received under an optional payment plan;

•	if not received under an annuity payment option, the death benefit is taxed in the same manner as a surrender.

Taxation of Death Benefit if Paid After the Contract’s Maturity Date:

•	if received in accordance with the existing optional payment plan, the death benefit is excludible from income to the extent that it does not exceed the unrecovered “investment in the contract.” All annuity payments in excess of the unrecovered “investment in the contract” are includible in income;

•	if received in a lump sum, the tax law imposes tax on the death benefit to the extent it exceeds the unrecovered “investment in the contract.”

Penalty taxes payable on surrenders, partial surrenders or annuity payments.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or annuity payments that:

•	you receive on or after you reach age 59 1/2;

•	you receive because you became disabled (as defined in the tax law);

•	are received on or after the death of an owner; or

•	you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer between the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract.    In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, a total surrender, or a partial surrender that you must include in income. For example:

•	if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

•	if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

•	the amount of a surrender, a partial surrender or an annuity payment that you must include in income; and

•	the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called “Qualified Contracts.” We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts.    The types of Qualified Contracts currently being offered include:

•	Traditional Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision like the optional death benefit provisions in the contract comports with IRA qualification requirements.

•

Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½

(subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

•	Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans (“H.R. 10 or Keough plans”) for themselves and their employees.

•	403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Terms of qualified retirement plans and Qualified Contracts.    The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

The death benefit and Qualified Contracts.    Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs,

Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified Contracts.    Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

•	the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

•	the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

•	the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant’s compensation.

Under most qualified retirement plans, e.g., 403(b) plans and Traditional IRAs, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date (generally age 70 1/2 for Traditional IRAs and SEPs and the later of 70 1/2 or retirement for other Qualified Contracts). However, these “minimum distribution rules” generally do not apply to a Roth IRA before death.

Amounts received under Qualified Contracts.    Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create “investment in the contract.” Thus, under many Qualified Contracts there will be no

“investment in the contract” and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

•	received on or after the owner reaches age 59 1/2;

•	received on or after the owner’s death or because of the owner’s disability (as defined in the tax law);

•	received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

•	received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another.    Rollovers and transfers:    In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers:    The direct rollover rules apply to certain payments (called “eligible rollover distributions”) from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or annuity payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms. State law requires that we reserve the right to defer payment from the Guarantee Account for a partial surrender or a total surrender for up to six months from the date we receive your payment request.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

(1)	to your designated beneficiary directly in the form of a check; or

(2)	by establishing an interest bearing account, called the “GE Secure Access Account,” for the designated beneficiary, in the amount of the death benefit.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

(1)	the disposal or valuation of the Subaccount is not reasonably practicable because:

•	the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account’s assets is not reasonably practicable);

•	the New York Stock Exchange is closed for other than a regular holiday or weekend;

•	trading is restricted by the SEC; or

(2)	the SEC, by order, permits postponement of payment to protect our owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

Distribution of the Contracts

PRINCIPAL UNDERWRITER

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 201 Merritt 7, Norwalk, Connecticut 06856-5005. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the NASD.

SALES OF THE CONTRACTS

Capital Brokerage offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed by us.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 5.5% of your aggregate premium payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an owner elects when he or she purchases the contract. We may offer a range of initial commission and trail commission options (which will take into account, among other things, the length of time premium payments have been held under the contract, Contract Values and elected features and benefits).

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value.

Capital Brokerage also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Federated Insurance Series, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Greenwich Street Series Fund, Janus Aspen Series, MFS® Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Fund, Inc, and Van Kampen Life Investment Trust.

Additional Information

OWNER QUESTIONS	The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE	Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

GE Life and Annuity Assurance Company

Annuity New Business

6610 West Broad Street

Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

(1)	if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

(2)	if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

(3)	if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL	We may require proof of the age, gender or survival of any person or persons before actions on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov.

LEGAL MATTERS

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on us, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1,

2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges  improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. We have vigorously denied liability with respect to the plaintiff’s allegations and the ultimate outcome of the McBride litigation cannot be determined at this time. The complaint seeks monetary compensation for premium amounts paid to us allegedly in excess of contractual obligations, other unspecified compensatory damages, punitive damages, a declaration that we cannot collect premiums from contractholders in excess of alleged contractual obligations, and equitable rescission rights.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix A

Example — Death Benefit Calculations

BASIC DEATH BENEFIT	The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an owner:

(1)	purchases a contract for $100,000;

(2)	makes no additional premium payments and takes no partial surrenders;

(3)	is not subject to premium taxes; and

(4)	the Annuitant is age 75 on the Contract Date then:

Annuitant’s Age	End of Year	Contract Value	Basic Death Benefit

76	1	$103,000	$103,000
77	2	112,000	112,000
78	3	90,000	100,000
79	4	135,000	135,000
80	5	130,000	130,000
81	6	150,000	150,000
82	7	125,000	125,000
83	8	145,000	145,000

Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

Date	Premium Payment	Contract Value	Basic Death Benefit

3/31/03	$10,000	$10,000	$10,000
3/31/11		20,000	20,000
3/31/13		14,000	10,000

If a partial surrender of $7,000 is taken on March 31, 2013, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant’s death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

(1)	the owner purchases the contract for $100,000;

(2)	the owner makes no additional premium payments;

(3)	the owner takes no partial surrenders; then

End of Year	Annuitant’s Age	Contract Value	Death Benefit Amount

1	76	$103,000	$103,000
2	77	112,000	112,000
3	78	90,000	112,000
4	79	135,000	135,000
5	80	130,000	135,000
6	81	150,000	150,000
7	82	125,000	135,000
8	83	145,000	145,000

Partial surrenders will reduce the Annual Step-Up Death Benefit by the proportion that the partial surrender (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

(1)	the owner purchases the contract for $100,000;

(2)	the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying mutual fund expenses and the 5% Rollup Death Benefit Rider Option);

(3)	the owner makes no additional premium payments;

(4)	the owner takes annual partial surrenders equal to 5% of premium payments at end of the contract year; and

(5)	the contract is not subject to premium taxes.

End of Year	Annuitant’s Age	Partial Surrender Amount	Contract Value	5% Rollup Death Benefit

	70	—	$100,000	$100,000
1	71	$5,000	$ 95,000	$100,000
2	72	$5,000	$ 90,000	$100,000
3	73	$5,000	$ 85,000	$100,000
4	74	$5,000	$ 80,000	$100,000
5	75	$5,000	$ 75,000	$100,000
6	76	$5,000	$ 70,000	$100,000
7	77	$5,000	$ 65,000	$100,000
8	78	$5,000	$ 60,000	$100,000
9	79	$5,000	$ 55,000	$100,000

Partial surrenders amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

Partial surrenders exceeding 5% of premium payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrender,  including any surrender charges, and any premium taxes assessed, reduces your Contract Value). All partial surrenders that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

Date	Premium Payment	Contract Value	5% Rollup Death Benefit Option Before Any Partial Surrenders

3/31/03	$10,000	$10,000	$10,000
3/31/11	—	20,000	10,600
3/31/12	—	14,000	11,236

Therefore, if a $7,000 partial surrender is taken on March 31, 2012, the 5% Rollup Death Benefit immediately after the partial surrender will be $5,618 ($11,236 to

$5,618) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the 5% Rollup Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant’s death. It also assumes that no surrender charges and no premium taxes apply to the partial surrender.

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant’s death.

Date	Premium Payment	Contract Value	Gain	Death Benefit	Earnings Protector Death Benefit

8/01/03	100,000	100,000	0	100,000	0
8/01/18		300,000	200,000	300,000	70,000

If the Annuitant’s death and notification of the death occurs on 8/01/18, the Earnings Protector Death Benefit will equal $70,000. We determined this amount by multiplying the “gain” ($200,000) by 40%, which results in an amount of $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

Appendix B

Some of the Subaccounts invest in Portfolios with a 12b-1 fee or a service share fee. Performance for these Subaccounts may reflect the historical performance of a different class of the Portfolio underlying the Subaccount. With respect to these Subaccounts, performance for time periods before the Portfolios’ 12b-1 or service share fee class introduction is restated to reflect the 12b-1 fee or Service Share fee. This information is provided by the Portfolios and may reflect fee waivers and expense reimbursements provided by certain Portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the prospectuses for the Portfolios for additional information.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time, including a period measured from the date on which the particular Portfolio was first available in the Separate Account. When available, we will provide the total-return for the periods of one, five and ten years, adjusted to reflect current contract and Portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

Table 1 demonstrates the standardized average annual total returns of the Subaccounts for periods of one, five and ten years and from the date on which a particular Portfolio was first available in the Separate Account to December 31, 2002. Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the Bonus Credit.

Table 1 reflects a Bonus Credit of 5%, as well as the deduction of all applicable fees and charges assessed under the contract, including fees for the Portfolios. Expenses for Table 1 include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.25% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value); and

(4)	A charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (an annul rate as a percentage of the Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge. Premium taxes are not reflects in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 1

Standardized Total Returns

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-29.63	NA	NA	-30.10	06/30/00
AIM V.I. Premier Equity Fund — Series I Shares	-35.68	NA	NA	-27.21	06/30/00

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-27.49	NA	NA	-10.03	06/30/00
Premier Growth Portfolio — Class B	-36.28	NA	NA	-31.19	06/30/00
Technology Portfolio — Class B	NA	NA	NA	-14.17	08/20/02

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	NA	NA	NA	-3.62	06/28/02
VT Worldwide Health Sciences Fund	NA	NA	NA	-9.51	06/28/02

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-3.39	-2.92	NA	3.26	01/04/95
Federated International Small Company Fund II	-22.57	NA	NA	-29.43	06/30/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-22.24	-2.34	7.41	7.76	05/02/88
VIP Growth Portfolio — Service Class 2	-35.72	-3.05	6.09	7.94	05/02/88

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-14.50	1.13	NA	9.89	01/04/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-21.93	-1.92	NA	2.16	05/01/97
VIP III Mid Cap Portfolio — Service Class 2	-14.93	NA	NA	-5.84	06/30/00

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

GE Investments Funds, Inc.

Income Fund	5.49	4.61	NA	4.41	12/12/97
Mid-Cap Value Equity Fund	-18.77	0.95	NA	5.94	05/01/97
Money Market Fund**	-3.14	2.13	2.53	2.88	05/02/88
Premier Growth Equity Fund	-26.20	NA	NA	-8.56	05/03/99
Real Estate Securities Fund	-6.03	1.47	NA	9.32	05/01/95
S&P 500® Index Fund	-27.59	-3.31	7.19	8.10	05/02/88
Small-Cap Value Equity Fund	-18.86	NA	NA	0.26	06/30/00
Total Return Fund	-14.20	1.90	7.07	7.62	05/02/88
U.S. Equity Fund	-24.41	NA	NA	-3.63	05/01/98
Value Equity Fund	-22.67	NA	NA	-14.32	06/30/00

Janus Aspen Series

Balanced Portfolio — Service Shares	-11.50	5.92	NA	9.53	10/02/95
Capital Appreciation Portfolio — Service Shares	-20.99	4.64	NA	8.35	05/01/97
International Growth Portfolio — Service Shares	-31.07	-2.27	NA	3.03	05/01/96

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-33.07	NA	NA	-29.16	06/30/00
MFS® Investors Trust Series — Service Class Shares	-26.34	NA	NA	-19.37	06/30/00
MFS® New Discovery Series — Service Class Shares	-37.26	NA	NA	-23.43	06/30/00
MFS® Utilities Series — Service Class Shares	-28.13	NA	NA	-22.50	06/30/00

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-33.42	-4.47	4.47	6.86	05/02/88
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-32.45	-0.30	7.78	8.34	05/02/88
Oppenheimer Global Securities Fund/VA — Service Shares	-27.59	NA	NA	-19.86	06/30/00
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-24.17	NA	NA	-19.13	06/30/00
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	NA	NA	NA	-20.64	06/28/02

PIMCO Variable Insurance Trust

High Yield Portfolio — Administrative Class Shares	-5.87	NA	NA	-2.69	06/30/00
Long-Term U.S. Government Portfolio — Administrative Class Shares	13.38	NA	NA	11.39	06/30/00
Total Return Portfolio — Administrative Class Shares	4.65	NA	NA	6.81	06/30/00

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II Shares	-36.61	NA	NA	-31.06	05/10/01

Rydex Variable Trust

OTC Fund	-44.50	NA	NA	-49.94	06/30/00

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	NA	NA	NA	-23.43	05/01/02
Emerging Growth Portfolio — Class II Shares	NA	NA	NA	-31.56	05/01/02

*	Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.
**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

NON-STANDARDIZED PERFORMANCE DATA	In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as described in the previous section.

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standardized performance includes data that precedes the date on which a particular Portfolio was available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the Portfolio’s performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the Portfolio with the charges equal to those currently in the contract, including charges for the Portfolios.

Table 2 reflects the non-standardized average annual total returns of the Subaccounts for one, five and ten year periods from the time the Portfolios were declared effective by the SEC until December 31, 2002. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office.

Table 2 reflects total returns of the Portfolios with the Bonus Credit of 5%. Such returns have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Expenses for Table 5 include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge of 0.25% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract maintenance charge of $25 (assumed to be equivalent to 0.1% of the Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge. The charges for the optional death benefits and premium taxes are not reflected in the calculations in Table 2. If the charges for the optional death benefits and premium taxes were included, the performance numbers shown would be lower. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 2

Non-Standardized Total Returns

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-29.08	-3.96	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares	-35.18	-3.89	NA	05/05/93

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-26.92	1.92	9.63	01/14/91
Premier Growth Portfolio — Class B	-35.78	-3.20	7.75	06/26/92
Technology Portfolio — Class B	-47.11	-2.17	NA	01/11/96

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	-3.60	NA	NA	05/02/01
VT Worldwide Health Sciences Fund	-34.73	NA	NA	05/02/01

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-2.66	-2.20	NA	03/01/94
Federated International Small Company Fund II	-21.98	NA	NA	05/01/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-21.64	-1.61	8.17	10/09/86
VIP Growth Portfolio — Service Class 2	-35.22	-2.33	6.84	10/09/86

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-13.85	1.88	NA	01/03/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-21.33	-1.19	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-14.28	NA	NA	12/28/98

GE Investments Funds, Inc.

Income Fund	6.28	5.38	NA	01/02/95
Mid-Cap Value Equity Fund	-18.14	1.70	NA	05/01/97
Money Market Fund**	-2.40	2.88	3.25	06/30/85
Premier Growth Equity Fund	-25.63	3.33	NA	12/12/97
Real Estate Securities Fund	-5.32	2.22	NA	05/01/95
S&P 500® Index Fund	-27.03	-2.59	7.95	04/14/85
Small-Cap Value Equity Fund	-18.24	NA	NA	05/01/00
Total Return Fund	-13.55	2.65	7.82	07/01/85
U.S. Equity Fund	-23.82	0.06	NA	01/02/95
Value Equity Fund	-22.07	NA	NA	05/01/00

Janus Capital Management LLC

Balanced Portfolio — Service Shares	-10.82	6.69	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-20.38	5.40	NA	05/01/97
International Growth Portfolio — Service Shares	-30.53	-1.55	NA	05/02/94

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-32.55	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-25.77	-4.66	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-36.77	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-27.58	-2.55	NA	01/03/95

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-32.90	-3.75	5.21	08/15/86
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-31.92	0.44	8.54	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-27.03	3.81	10.51	11/12/90
Oppenheimer Main Street Fund — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-23.58	-6.19	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-20.38	NA	NA	05/01/98

PIMCO Variable Insurance Trust

High Yield Portfolio — Administrative Class Shares	-5.16	NA	NA	04/30/98
Long-Term U.S. Government Portfolio —Administrative Class Shares	14.23	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	5.44	5.21	NA	12/24/97

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II Shares	-36.12	NA	NA	02/09/00

Rydex Variable Trust

OTC Fund	-44.05	-3.89	NA	05/07/97

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	-24.00	NA	NA	04/30/99
Emerging Growth Portfolio — Class II Shares	-37.65	1.39	NA	07/03/95

*	Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Non-Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

Appendix C

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	7.57	5.63	912,403	2002
	9.25	7.57	711,998	2001
	10.00	10.13	—	2000
	—	—	—	1999

AIM V.I. Premier Equity Fund — Series I Shares	8.70	5.98	1,672,332	2002
	9.78	8.70	1,239,767	2001
	10.00	9.92	—	2000
	—	—	—	1999

AllianceBernstein Variable Products Series Fund Inc.

Growth and Income Portfolio — Class B	10.52	8.04	2,996,376	2002
	9.53	10.51	2,101,249	2001
	10.00	9.91	—	2000
	—	—	—	1999

Premier Growth Portfolio — Class B	8.06	5.47	1,384,298	2002
	11.23	8.04	970,931	2001
	10.00	11.37	—	2000
	—	—	—	1999

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	10.02	9.94	774,123	2002
	9.78	9.96	309,175	2001
	10.00	10.02	—	2000
	—	—	—	1999

Federated International Small Company Fund II	7.03	5.66	109,299	2002
	8.14	6.97	60,091	2001
	10.00	8.45	—	2000
	—	—	—	1999

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	9.81	7.99	2,476,360	2002
	10.42	9.80	1,400,128	2001
	10.00	10.81	—	2000
	—	—	—	1999

VIP Growth Portfolio — Service Class 2	8.02	5.47	1,648,860	2002
	9.56	7.97	1,258,983	2001
	10.00	9.80	—	2000
	—	—	—	1999

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	8.82	7.90	1,678,407	2002
	9.21	8.87	1,052,251	2001
	10.00	9.36	—	2000
	—	—	—	1999

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	9.05	7.35	725,106	2002
	10.10	8.98	500,280	2001
	10.10	10.11	—	2000
	—	—	—	1999

VIP III Mid Cap Portfolio — Service Class 2	10.19	9.09	1,420,253	2002
	11.34	10.26	923,291	2001
	10.00	11.48	—	2000
	—	—	—	1999

GE Investments Funds, Inc.

Income Fund	11.15	12.11	5,417,568	2002
	10.67	11.20	2,019,964	2001
	9.66	10.59	978,360	2000
	10.00	9.71	433,696	1999

Mid-Cap Value Equity Fund	11.72	9.99	5,163,925	2002
	11.55	11.77	4,911,126	2001
	10.90	11.91	2,225,373	2000
	10.00	11.17	1,168,256	1999

Money Market Fund	11.04	11.03	20,588,287	2002
	10.79	11.04	22,228,201	2001
	10.32	10.79	13,620,757	2000
	10.00	10.32	12,703,804	1999

Premier Growth Equity Fund	9.82	7.62	4,161,689	2002
	10.57	9.79	4,926,747	2001
	11.52	10.95	3,575,788	2000
	10.00	11.73	1,380,434	1999

Real Estate Securities Fund	14.34	13.92	1,496,540	2002
	12.91	14.33	1,162,740	2001
	9.83	13.01	791,128	2000
	10.00	9.97	107,802	1999

S&P 500® Index Fund	8.98	6.82	15,768,039	2002
	10.04	8.92	17,208,862	2001
	11.47	10.33	14,711,396	2000
	10.00	11.59	7,821,903	1999

Small-Cap Value Equity Fund	11.95	10.23	1,059,252	2002
	10.88	12.06	764,830	2001
	10.00	11.42	—	2000
	—	—	—	1999

Total Return Fund	10.29	9.65	2,969,218	2002
	11.18	10.81	3,102,244	2001
	10.83	11.31	2,562,990	2000
	10.00	10.94	1,305,705	1999

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

U.S. Equity Fund	10.21	8.10	3,959,667	2002
	11.08	10.19	3,528,046	2001
	11.36	11.31	2,679,258	2000
	10.00	11.56	1,442,844	1999

Value Equity Fund	9.20	7.45	662,957	2002
	9.67	9.18	375,400	2001
	10.00	9.95	—	2000
	—	—	—	1999

Janus Aspen Series

Balanced Portfolio — Service Shares	9.55	8.79	2,496,532	2002
	10.18	9.57	1,718,954	2001
	10.00	10.45	—	2000
	—	—	—	1999

Capital Appreciation Portfolio — Service Shares	7.79	6.45	733,417	2002
	10.18	7.79	543,083	2001
	10.00	10.10	—	2000
	—	—	—	1999

International Growth Portfolio — Service Shares	7.52	5.51	569,028	2002
	10.52	7.54	484,214	2001
	10.00	10.46	—	2000
	—	—	—	1999

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	7.36	5.24	700,945	2002
	10.04	7.37	546,216	2001
	10.00	10.33	—	2000
	—	—	—	1999

MFS® Investors Trust Series — Service Class Shares	8.39	6.49	574,565	2002
	10.79	8.37	414,666	2001
	10.00	10.79	—	2000
	—	—	—	1999

MFS® New Discovery Series — Service Class Shares	9.92	6.65	695,512	2002
	11.18	9.90	422,279	2001
	10.00	11.31	—	2000
	—	—	—	1999

MFS® Utilities Series — Service Class Shares	7.81	5.90	817,699	2002
	10.57	7.77	527,906	2001
	10.00	10.62	—	2000
	—	—	—	1999

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	10.06	7.22	2,524,137	2002
	13.85	10.16	3,160,573	2001
	17.77	15.01	4,011,227	2000
	10.00	17.17	894,256	1999

Oppenheimer Capital Appreciation Fund/VA — Service Shares	11.19	8.06	4,572,961	2002
	12.56	11.19	5,813,569	2001
	13.07	13.00	5,423,593	2000
	10.00	13.23	1,214,374	1999

Oppenheimer Global Securities Fund/VA — Service Shares	9.19	7.04	1,234,629	2002
	11.08	9.21	797,433	2001
	10.00	11.31	—	2000
	—	—	—	1999

Oppenheimer Main Street Fund/VA — Service Shares	8.87	7.06	1,058,564	2002
(formerly, Oppenheimer Main Street Growth & Income Fund/VA)	10.04	8.85	684,833	2001
	10.00	10.22	—	2000
	—	—	—	1999

PIMCO Variable Insurance Trust

High Yield Portfolio — Administrative Class Shares	10.17	9.91	1,311,594	2002
	9.51	10.19	561,545	2001
	10.00	9.89	—	2000
	—	—	—	1999

Long-Term U.S. Government Portfolio — Administrative Class Shares	10.65	12.53	1,989,035	2002
	9.69	10.82	783,091	2001
	10.00	10.54	—	2000
	—	—	—	1999

Total Return Portfolio — Administrative Class Shares	10.84	11.69	3,335,980	2002
	10.30	10.89	1,441,065	2001
	10.00	10.26	—	2000
	—	—	—	1999

Rydex Variable Trust

OTC Fund	5.69	3.36	374,079	2002
	10.53	5.58	236,367	2001
	10.00	10.38	—	2000
	—	—	—	1999

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	10.00	8.04	31,822	2002

Emerging Growth Portfolio — Class II Shares	10.00	7.26	13,078	2002

The following Portfolios were added to the product on May 1, 2003. Therefore, no Condensed Financial Information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. — Technology Portfolio — Class B, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Federated Insurance Series — Federated Kaufmann Fund II —Service Shares, Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2, Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II, Nations Separate Account Trust — Nations Marsico Growth Portfolio, Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, The Prudential Series Fund, Inc. — Jennison Portfolio — Class II, The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II, and Salomon Brothers Variable Series Fund Inc — Salomon Brothers Variable All Cap Fund — Class II.

Statement of Additional Information

GE Life and Annuity Assurance Company

6610 West Broad Street

Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

GE Life and Annuity Assurance Company

Annuity New Business

6610 West Broad Street

Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 to:

Name

Address

Street

City	State	Zip

Signature of Requestor

Date